Form N-1A Supplement	Dec. 31, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
BARON SELECT FUNDS®
Baron Real Estate Income Fund® (the “Fund”)
Supplement to the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) dated April 30, 2026, as supplemented
The Summary Prospectus and Prospectus are hereby revised as follows, effective January 8, 2027:
1. The first two paragraphs under the “Principal Investment Strategies of the Fund” section for the Fund are hereby deleted and replaced in their entirety with the following:
Principal Investment Strategies of the Fund
The Fund is a non‑diversified fund that, under normal circumstances, invests at least 80% of its net assets in equity securities of real estate income-producing issuers of any market capitalization. Real estate income-producing issuers are primarily engaged in or related to the real estate sector. These issuers generally pay dividends and include real estate investment trusts (“REITs”) and non‑REIT real estate-related issuers. Investments in non‑U.S. securities are limited to 35% of the Fund’s total assets at the time of purchase. The Fund may invest in debt securities of publicly traded real estate issuers with a rating of, or equivalent to, at least “BBB” by S&P Global Ratings or “Baa” by Moody’s Ratings, or if unrated, are judged by the Adviser to be of comparable quality. The Fund may invest up to 20% of its net assets in these securities. The Fund is likely to maintain a significant portion of its assets in REITs.

Baron Real Estate Income Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
BARON SELECT FUNDS®
Baron Real Estate Income Fund® (the “Fund”)
Supplement to the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) dated April 30, 2026, as supplemented
The Summary Prospectus and Prospectus are hereby revised as follows, effective January 8, 2027:
1. The first two paragraphs under the “Principal Investment Strategies of the Fund” section for the Fund are hereby deleted and replaced in their entirety with the following:
Principal Investment Strategies of the Fund
The Fund is a non‑diversified fund that, under normal circumstances, invests at least 80% of its net assets in equity securities of real estate income-producing issuers of any market capitalization. Real estate income-producing issuers are primarily engaged in or related to the real estate sector. These issuers generally pay dividends and include real estate investment trusts (“REITs”) and non‑REIT real estate-related issuers. Investments in non‑U.S. securities are limited to 35% of the Fund’s total assets at the time of purchase. The Fund may invest in debt securities of publicly traded real estate issuers with a rating of, or equivalent to, at least “BBB” by S&P Global Ratings or “Baa” by Moody’s Ratings, or if unrated, are judged by the Adviser to be of comparable quality. The Fund may invest up to 20% of its net assets in these securities. The Fund is likely to maintain a significant portion of its assets in REITs.